COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Payments Under Non-Cancelable Material Purchase Obligations
2024	50,487
2025	54,681
2026	60,326
2027	48,750

$214,244